Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Trade payables	$ 4,849	$ 20,228
Accrued and other liabilities	18,459	37,882
Accounts payable and accrued liabilities	$ 23,308	$ 58,110